Financial Instruments and Fair Value Measurements (Schedule of Carrying Amount and Fair Value of Long-term Debt) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans payable	$ 0	$ 0.1	$ 0
Carrying Value | Debentures | 7.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt		0	5.8
Carrying Value | Debentures | 9.50% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	10.4	10.4	0
Carrying Value | Debentures | 8.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	8.0	8.0	0
Carrying Value | Senior Notes | 3.50% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	300.0	299.9	0
Carrying Value | Senior Notes | 4.75% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	598.2	598.2	0
Carrying Value | Secured Debt | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	1,296.8	0
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans payable	0	0.1	0
Fair Value | Debentures | 7.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt		0	5.8
Fair Value | Debentures | 9.50% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	14.2	14.3	0
Fair Value | Debentures | 8.00% Debenture
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	10.2	10.2	0
Fair Value | Senior Notes | 3.50% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	296.0	293.7	0
Fair Value | Senior Notes | 4.75% Senior Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	571.6	568.5	0
Fair Value | Secured Debt | Term Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long term debt	$ 1,301.0	$ 0